Pensions and Other Benefits - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2014 6.25% Unsecured Notes Par Value [Member] CAD	Dec. 31, 2013 6.25% Unsecured Notes Par Value [Member] CAD	Dec. 31, 2014 6.25% Unsecured Notes Market Value [Member] CAD	Dec. 31, 2013 6.25% Unsecured Notes Market Value [Member] CAD	Dec. 31, 2014 US Dollar [Member]	Dec. 31, 2014 European Currencies [Member]	Dec. 31, 2014 Other Currencies [Member]	Dec. 31, 2014 Pension Plans, Defined Benefit [Member] CAD	Dec. 31, 2013 Pension Plans, Defined Benefit [Member] CAD	Dec. 31, 2014 Pension Costs [Member] CAD	Dec. 31, 2013 Pension Costs [Member] CAD	Dec. 31, 2012 Pension Costs [Member] CAD	Dec. 31, 2014 Other Postretirement Benefit Plans, Defined Benefit [Member] CAD	Dec. 31, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member] CAD	Dec. 31, 2014 Canadian Registered and U.S. Qualified Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2013 Canadian Registered and U.S. Qualified Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2012 Canadian Registered and U.S. Qualified Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2014 Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit [Member] CAD	Dec. 31, 2013 Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit [Member] CAD	Dec. 31, 2012 Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit [Member] CAD
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Canadian pension plan as a percentage of combined plan assets	99.00%	99.00%
Canadian pension plan as a percentage of combined plan obligations	98.00%	98.00%
Increase (decrease) in pension and post-retirement benefit obligation		225				(135)
Prior service costs amortization period for union employees					2 years	2 years
Percentage of Combined Plan Obligations, Other Benefit Plans	96.00%	96.00%
Basis of calculating market related value of net periodic benefit cost	5 year average of market values for plans' public equity + plans' fixed income, real estate and infrastructure securities	5 year average of market values for plans' public equity + plans' fixed income, real estate and infrastructure securities
Defined benefit pension plans' accumulated benefit obligation														10,975	9,578
Measurement date used to determine the plan assets and the accrued benefit obligation	December 31	December 31
Unamortized actuarial loss expected to be recognized in next fiscal year														264					4
Unamortized prior service cost expected to be recognized in next fiscal year														5					1
Target long term rate of return, net of all fees and expenses	7.75%	7.75%
Maximum value of underlying assets represented by financial derivatives, excluding currency forwards	30.00%	30.00%
Plans exposure to foreign currency risk percentage											41.00%	13.00%	5.00%
Company's common shares in fund assets, Shares	184,392	184,392	129,444	129,444
Company's common shares in fund assets, Market Value		41		21			2	2	2	2
Contribution by the company		88		105		107								80	98	8	7	5	26	32	67	86	89	13	12	13
Net cost of defined contribution plan		8		7		5
Payments to employees, their beneficiaries or estates or to third-party benefit administrators		26		32		35
Multiemployer Plan, Period Contributions	$ 4		$ 5		$ 6